Capital Stock (Disclosure of continuity of warrants) (Details)	12 Months Ended
	Jan. 31, 2022 Share $ / shares	Jan. 31, 2021 Share $ / shares
Disclosure of classes of share capital [abstract]
Number of warrants outstanding at beginning of period | Share	1,548,000	1,648,000
Number of warrants exercised | Share		(100,000)
Number of warrants issued | Share	3,114,569
Number of warrants expired | Share	(1,548,000)
Number of warrants outstanding at end of period | Share	3,114,569	1,548,000
Weighted average exercise price at beginning of period | $ / shares	$ 0.5	$ 0.5
Weighted average exercise price exercised | $ / shares		0.5
Weighted average exercise price issued | $ / shares	0.5
Weighted average exercise price expired | $ / shares	0.5
Weighted average exercise price at ending of period | $ / shares	$ 0.5	$ 0.5